Employee benefits - Executive compensation - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [abstract]
Short-term benefits excluding employer social security contributions	€ (14)	€ (16)	€ (13)
Short-term benefits employer's social security contributions	(5)	(5)	(4)
Post-employment benefits	0	0	0
Share-based compensation	(2)	€ (2)	€ (2)
Termination benefits	€ (2)